American Funds Insurance Series® Statement of Additional Information Supplement June 19, 2020

For the following funds with Class P1 and Class P2 shares statements of additional information each dated May 1, 2020:

American Funds Managed Risk Global Allocation Portfolio	Managed Risk Blue Chip Income and Growth Fund
American Funds Managed Risk Growth and Income Portfolio	Managed Risk Growth Fund
American Funds Managed Risk Growth Portfolio	Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund	Managed Risk International Fund

1. The subsection entitled “Custodian of assets” in the “General Information” section of the statement of additional information for Managed Risk Asset Allocation Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth Fund, Managed Risk Growth-Income Fund and Managed Risk International Fund is amended in its entirety to read as follows:

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

2. The subsection entitled “Custodian of assets” in the “General Information” section of the statement of additional information for the American Funds Managed Risk Global Allocation Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Growth Portfolio is amended in its entirety to read as follows:

Custodian of assets — Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-023-06209O CGD/8024-S81143